Summary of Significant Accounting Policies - Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash	$ 310,338	$ 153,299	$ 210,643
Net assets	318,400
Net loss	142,096	$ 142,094	$ 123,849
Net proceeds, excluding proceeds from stock options exercised	$ 284,100